                                              ----------------------------------
                                                         OMB APPROVAL
                                              ----------------------------------
                                                     OMB Number:  3235-0006
                                                  Expires:  December 31, 2006
                                                    Estimated average burden
                                               hours per form . . . . . . . 22.8
                                              ----------------------------------

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one):     / / is a restatement
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         LONGVIEW MANAGEMENT GROUP, LLC
                 ---------------------------------------------------------------
   Address:      222 N. LASALLE STREET, #2000, CHICAGO, IL  60601
                 ---------------------------------------------------------------

                 ---------------------------------------------------------------

                 ---------------------------------------------------------------

Form 13F File Number: 28-4651
                         -------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Angela Newhouse
         -------------------------------
Title:   Investment Information Manager
         -------------------------------
Phone:   312-236-6300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Angela Newhouse           Chicago, Illinois    5/14/2004
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                        --------------------

Form 13F Information Table Entry Total:          17
                                        --------------------

Form 13F Information Table Value Total:      $582,726
                                        --------------------
                                            (thousands)

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                      FORM 13F INFORMATION TABLE

         COLUMN 1          COLUMN 2  COLUMN 3   COLUMN 4      COLUMN 5              COLUMN 6        COLUMN 7       COLUMN 8
-------------------------  -------- ---------  ---------- ------------------- --------------------- -------- ------------------
                                                                              INVESTMENT DISCRETION            VOTING AUTHORITY
          NAME OF          TITLE OF   CUSIP      VALUE       SHARES OR                               OTHER
          ISSUER            CLASS    NUMBER    (x $1000)  PRINCIPLE AMOUNT    SOLE  SHARED   OTHER  MANAGERS    SOLE     SHARED
-------------------------  -------- ---------  ---------- ---------------- -- ----  ------   ------ -------- ----------  ------
AETNA INC NEW              COM      00817Y108       2,061           22,977 SH  X                                 22,977
ALLTEL CORP                COM      020039103       2,826           56,651 SH  X                                 56,651
BANK ONE CORP              COM      06423A103      18,155          333,006 SH  X                                333,006
CAESARS ENTMT INC          COM      127687101       1,532          117,500 SH  X                                117,500
COMPUTER ASSOC INTL INC    COM      204912109         227            8,436 SH  X                                  8,436
EMERSON ELEC CO            COM      291011104       1,677           27,995 SH  X                                 27,995
GENERAL DYNAMICS CORP      COM      369550108     389,969       15,559,939 SH  X                             15,559,939
GENERAL ELEC CO            COM      369604103         582           19,054 SH  X                                 19,054
HILTON HOTELS CORP         COM      432848109       1,909          117,500 SH  X                                117,500
LABORATORY CORP AMER HLDGS COM NEW  50540R409       1,088           27,728 SH  X                                 27,728
MAYTAG CORP                COM      578592107     130,142        4,122,346 SH  X                              4,122,346
MEDIS TECHNOLOGIES LTD     COM      58500P107      29,787        2,249,801 SH  X                              2,249,801
PFIZER INC                 COM      717081103         441           12,587 SH  X                                 12,587
PITNEY BOWES INC           COM      724479100         239            5,600 SH  X                                  5,600
PROCTER & GAMBLE CO        COM      742718109         216            2,059 SH  X                                  2,059
SUNGARD DATA SYS INC       COM      867363103         498           18,182 SH  X                                 18,182
US BANCORP DEL             COM NEW  902973304       1,374           49,689 SH  X                                 49,689

TOTAL                                             582,726       22,751,050                                   22,751,050

THE CONFIDENTIAL PORTION OF THIS FORM 13F HAS BEEN OMITTED AND FILED SEPARATELY WITH THE SEC.